Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,354,985.95
Total Fee Amount	3,501.53
Total Offset Amount	0.00
Net Fee	$ 3,501.53
Offering Table N/A
Offset Table N/A	N/A